UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21148

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 163.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.9%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$3,360	$3,595,200
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35	50	53,910
New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 10/15/35(1)	6,100	6,576,959

		$10,226,069

Education — 26.3%
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/20	$760	$875,421
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/21	950	1,089,745
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/31	800	836,152
Hempstead Local Development Corp., (Adelphi University Project), 5.00%, 6/1/32	300	311,517
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	405	440,101
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/24	210	225,042
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/25	135	142,769
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39	240	257,333
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/39(1)	10,000	10,722,200
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41(1)	10,000	10,743,600
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	5,700	6,146,481
New York Dormitory Authority, (New York University), 5.00%, 7/1/39(1)	10,000	10,619,300
New York Dormitory Authority, (Rochester Institute of Technology), 5.00%, 7/1/40	2,000	2,082,460
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	2,700	2,871,099
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/26	1,175	1,294,592
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/30	300	324,624
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,250	5,621,175

		$54,603,611

Electric Utilities — 1.6%
Puerto Rico Electric Power Authority, 5.25%, 7/1/30	$3,560	$3,375,841

		$3,375,841

General Obligations — 11.8%
Arlington Central School District, 4.00%, 12/15/29	$1,360	$1,385,772
Arlington Central School District, 4.00%, 12/15/30	1,830	1,845,793
Long Beach City School District, 4.50%, 5/1/26	4,715	5,047,879
New York City, 4.00%, 10/1/30(1)	7,500	7,574,925
New York, 5.00%, 2/15/34(1)	7,250	7,742,058
Peekskill, 5.00%, 6/1/35	465	485,799
Peekskill, 5.00%, 6/1/36	490	511,246

		$24,593,472

Hospital — 10.5%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$620	$648,508
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	820	844,977
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	9,325	9,626,011
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	1,065	1,231,577
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	2,055	2,131,240
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	6,900	7,322,694

		$21,805,007

Security	Principal Amount (000’s omitted)	Value
Housing — 1.7%
New York Housing Development Corp., 4.95%, 11/1/39	$2,500	$2,576,500
New York Mortgage Agency, 3.55%, 10/1/33	1,000	889,230

		$3,465,730

Industrial Development Revenue — 1.0%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$500	$534,795
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,440	1,590,034

		$2,124,829

Insured-Education — 18.1%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$925	$968,577
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,750	1,945,773
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	10,750	11,203,757
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	1,555	1,639,017
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	2,405	2,535,086
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	3,750	4,015,612
New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38(1)	8,500	8,858,785
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	5,555	2,142,064
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	8,455	2,956,713
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	4,000	1,334,920

		$37,600,304

Insured-Electric Utilities — 6.3%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,000	$5,696,400
New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	7,210	7,306,974

		$13,003,374

Insured-Escrowed/Prerefunded — 2.0%
Madison County Industrial Development Agency, (Colgate University), (NPFG), Prerefunded to 7/1/14, 5.00%, 7/1/39	$4,000	$4,190,600

		$4,190,600

Insured-General Obligations — 9.1%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,290	$2,580,578
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,390	2,712,961
East Northport Fire District, (AGC), 4.50%, 11/1/20	200	229,060
East Northport Fire District, (AGC), 4.50%, 11/1/21	200	226,144
East Northport Fire District, (AGC), 4.50%, 11/1/22	200	224,092
East Northport Fire District, (AGC), 4.50%, 11/1/23	200	222,558
Eastchester Union Free School District, (AGM), 3.75%, 6/15/21	255	273,625
Eastchester Union Free School District, (AGM), 4.00%, 6/15/23	175	186,370
Freeport, (AGC), 5.00%, 10/15/20	185	213,862
Freeport, (AGC), 5.00%, 10/15/21	195	222,690
Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	940	1,000,310
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,110	1,187,955
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	820	873,571
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	860	915,788
New York City, (AGM), 5.00%, 4/1/22	2,250	2,427,863
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	785	877,096
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	825	915,560
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	905	990,993
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	950	1,034,854
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	1,590	1,688,294

		$19,004,224

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 3.5%
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	$4,355	$4,517,921
New York Dormitory Authority, (Maimonides Medical Center), (NPFG), 5.00%, 8/1/33	2,525	2,646,503

		$7,164,424

Insured-Housing — 1.2%
New York Housing Development Corp., (FGIC), (NPFG), 5.00%, 7/1/25	$2,350	$2,492,175

		$2,492,175

Insured-Other Revenue — 6.4%
New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$2,055	$2,058,699
New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	6,930	6,782,252
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	4,050	4,492,584

		$13,333,535

Insured-Solid Waste — 2.1%
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$1,490	$1,198,869
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	1,090	795,307
Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	3,635	2,388,886

		$4,383,062

Insured-Special Tax Revenue — 6.3%
New York State Housing Finance Agency, (AGM), 5.00%, 3/15/37	$2,415	$2,503,244
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	2,175	2,639,363
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	3,000	612,540
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	4,000	1,106,000
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	6,705	961,698
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	850	887,944
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	4,185	4,367,717

		$13,078,506

Insured-Transportation — 8.8%
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/24(1)	$5,600	$6,286,892
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33(1)	11,000	11,919,050

		$18,205,942

Insured-Water and Sewer — 3.0%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.125%, 11/1/23	$300	$343,851
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	3,835	4,314,145
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	1,475	1,512,111

		$6,170,107

Other Revenue — 6.5%
Battery Park City Authority, 5.00%, 11/1/34	$5,225	$5,788,255
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	4,900	1,979,796
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/40	5,500	5,756,630

		$13,524,681

Special Tax Revenue — 15.6%
Metropolitan Transportation Authority Dedicated Tax Fund, 5.00%, 11/15/31(1)	$10,000	$10,824,100
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 2/1/35(1)	10,000	10,655,600
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	1,000	1,111,350
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	6,500	7,093,450
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	2,370	2,617,452

		$32,301,952

Security	Principal Amount (000’s omitted)	Value
Transportation — 11.4%
Metropolitan Transportation Authority, 5.25%, 11/15/38	$3,430	$3,590,696
Nassau County Bridge Authority, 5.00%, 10/1/35	1,565	1,614,845
Nassau County Bridge Authority, 5.00%, 10/1/40	300	310,119
New York Thruway Authority, 5.00%, 1/1/37	7,380	7,755,568
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	10,000	10,440,000

		$23,711,228

Water and Sewer — 5.6%
Albany Municipal Water Finance Authority, 5.00%, 12/1/26	$755	$841,176
Albany Municipal Water Finance Authority, 5.00%, 12/1/29	500	542,520
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,000	1,073,910
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/44(1)	8,750	9,207,450

		$11,665,056

Total Tax-Exempt Investments — 163.7% (identified cost $328,369,225)		$340,023,729

Other Assets, Less Liabilities — (63.7)%		$(132,275,458)

Net Assets — 100.0%		$207,748,271

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 40.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 13.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $361,350.

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	75 U.S. Long Treasury Bond	Short	$(10,547,910)	$(10,188,282)	$359,628

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $359,628.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$187,295,179

Gross unrealized appreciation	$16,577,876
Gross unrealized depreciation	(5,599,326)

Net unrealized appreciation	$10,978,550

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$340,023,729	$—	$340,023,729
Total Investments	$—	$340,023,729	$—	$340,023,729
Futures Contracts	$359,628	$—	$—	$359,628
Total	$359,628	$340,023,729	$—	$340,383,357

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 26, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2013